COMPANY'S OPERATIONS - Share purchase agreement - Timber (Details) - BRL (R$)	Dec. 31, 2024	Jul. 31, 2024
COMPANY'S OPERATIONS [Line Items]
Fair value of consideration transferred in Asset Acquisition		R$ 2,143,821,000
Amount of cash payment for acquisition		R$ 19,113
Percentage Of Owner ship Interest Held Before Asset Acquisition	100.00%
Timber XX SPE S.A.
COMPANY'S OPERATIONS [Line Items]
Percentage of shares purchase transaction	100.00%	100.00%
Timber VII SPE S.A.
COMPANY'S OPERATIONS [Line Items]
Percentage of shares purchase transaction	100.00%	100.00%